Accounts receivable	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Accounts receivable

10.	Accounts receivable

	Notes	June 30, 2023	December 31, 2022
Receivables from contracts with customers
Related parties	29	118	211
Third parties
Iron Solutions		2,146	3,132
Energy Transition Metals		731	984
Other		16	35
Accounts receivable		3,011	4,362
Expected credit loss		(44)	(43)
Accounts receivable, net		2,967	4,319

No customer individually represented 10% or more of the Company’s accounts receivable or revenues in the periods presented above.

Provisionally priced commodities sales – The Company is mainly exposed to iron ore and copper price risk. The final sales price of these commodities is calculated based on the pricing period stipulated in the sales contracts, which generally is later than the revenue recognition date. Therefore, the Company initially recognizes revenue based on a provisional invoice and the receivables of the provisionally priced products are subsequently measured at fair value through profit or loss (note 19), with these changes in the value of the receivables recorded in the Company's net operating revenue.

The sensitivity of the Company’s risk on final settlement of provisionally priced accounts receivables is presented below:

	June 30, 2023
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	22,564	102	+/- 10%	+/- 230
Copper	77	7,811	+/- 10%	+/- 60